UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-3651
                                   --------------------------------------------

        Touchstone Strategic Trust - Large Cap Growth Fund
------------------------------------------------------------------------------
        (Exact name of registrant as specified in charter)

         221 East Fourth Street, Cincinnati, Ohio 45202
-------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

         Michael S. Spangler, 221 East Fourth Street, Cincinnati, Ohio 45202
-------------------------------------------------------------------------------
               (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   ---------------------------

Date of fiscal year end:   12/31/03
                        --------------------

Date of reporting period:  12/31/03
                         -------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report for Large Cap Growth Fund




[GRAPHIC]





                                                               December 31, 2003
--------------------------------------------------------------------------------
[LOGO] TOUCHSTONE
       INVESTMENTS


--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------


Touchstone Large Cap Growth Fund


     Research    o     Design    o     Select    o    Monitor


-------------------------------------------------------------------------------
                      Capital Appreciation o Total Return
--------------------------------------------------------------------------------

TABLE OF CONTENTS
==============================================================================


                                                                       Page
---------------------------------------------------------------------------
Management Discussion and Analysis                                      3-4
---------------------------------------------------------------------------
Statement of Assets and Liabilities                                       5
---------------------------------------------------------------------------
Statement of Operations                                                   6
---------------------------------------------------------------------------
Statements of Changes in Net Assets                                       7
---------------------------------------------------------------------------
Financial Highlights                                                   8-10
---------------------------------------------------------------------------
Notes to Financial Statements                                         11-21
---------------------------------------------------------------------------
Portfolio of Investments                                              22-23
---------------------------------------------------------------------------
Report of Independent Auditors                                           24
---------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================
(UNAUDITED)
TOUCHSTONE LARGE CAP GROWTH FUND

Current Strategy

The Fund's total return was 35.60% for the twelve months ended December 31, 2003. The total return for the Russell 1000 Growth Index was 29.75% for the same period. In the wake of two of the worst years on record, the stock market rebounded in a dramatic fashion in 2003. Historically low interest rates and a sharp rebound in overall economic growth resulted in record corporate earnings. As market conditions improved, investors returned to the equity markets in droves, which provided the fuel for a broad-based, sustained rally.

2003 not only proved to be a very good year for the markets, it was also a banner year for the Touchstone Large Cap Growth Fund, outpacing the Russell 1000 Growth Index. The Technology and Internet sectors were the largest contributors to the strong performance. Losses in the portfolio were not due to any specific sector exposure and were held to a minimum. We continue to be slightly overweight in the Technology sector and the Health Care sector. Strong sales growth, combined with aggressive cost-cutting measures, has resulted in record earnings for many of our favorite stocks in these sectors. We continue to be underweight Financials and Retail sectors mainly due to excessive volatility.

We are excited about the outlook for 2004. The Fund has a strong fundamental profile. Earnings, operating margins, sales growth, and cash flow are all far superior to the market. With the continued strength in the economy, we believe that the Fund is positioned to perform favorably for the remainder of the year.

MANAGEMENT DISCUSSION AND ANALYSIS
================================================================================

            COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
      IN THE LARGE CAP GROWTH FUND -CLASS A*, THE RUSSELL 1000 GROWTH INDEX
                     AND THE STANDARD & POOR'S 500 INDEX

                                  [LINE GRAPH]

                 Russell 1000     Large Cap         S&P 500
                 Growth Index     Growth Class A     Index


     12/19/97    10,000            9,425            10,000
     06/30/98    12,400           11,562            12,072
     12/31/98    14,287           13,646            13,186
     06/30/99    15,780           15,853            14,819
     12/31/99    19,025           22,247            15,961
     06/30/00    19,829           25,623            15,893
     12/31/00    14,757           20,542            14,507
     06/30/01    12,656           15,579            13,536
     12/31/01    11,743           15,721            12,783
     06/30/02     9,303           13,906            11,101
     12/31/02     8,468           11,523             9,958
     06/30/03     9,577           13,385            11,128
     12/31/03    10,988           15,626            12,814


         Large Cap Growth Fund
         Average Annual Total Returns**

          1 Year     5 Years   Since Inception*
Class A   27.84%     1.54%     7.68%
Class B     --        --       1.80%
Class C     --        --       5.80%

Past performance is not predictive of future performance.

         * The chart above represents performance of Class A shares only, which will vary from the performanceof Class B and Class C shares based on the difference in loads and fees paid by shareholders in the different classes. The initial public offering of Class A shares was December 19, 1997 and the initial public offering of Class B and Class C commenced on October 4, 2003.

         ** The average annual total returns shown above are adjusted for maximum applicable sales charges.

         The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2003
================================================================================
ASSETS
Investment securities:
   At cost ....................................................   $  53,480,021
                                                                  =============
   At market value (including $1,933,736 of securities loaned)    $  62,836,932
Cash ..........................................................       2,516,553
Cash collateral for securities loaned .........................       1,987,160
Dividends and interest receivable .............................          21,269
Receivable for capital shares sold ............................         385,466
Other assets ..................................................          26,321
                                                                  -------------
TOTAL ASSETS ..................................................      67,773,701
                                                                  =============
LIABILITIES
Payable for capital shares redeemed ...........................          43,610
Payable upon return of securities loaned ......................       1,987,160
Payable to Adviser ............................................          33,800
Payable to affiliates .........................................          14,394
Other accrued expenses and liabilities ........................          41,133
                                                                  -------------
TOTAL LIABILITIES .............................................       2,120,097
                                                                  -------------
NET ASSETS ....................................................      65,653,604
                                                                  =============
NET ASSETS CONSIST OF:
Paid-in capital ...............................................     113,556,209
Distributions in excess of net investment income ..............        (265,122)
Accumulated net realized losses from security transactions ....     (56,994,394)
Net unrealized appreciation on investments ....................       9,356,911
                                                                  -------------
NET ASSETS ....................................................   $  65,653,604
                                                                  -------------
PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .....................   $  62,186,520
                                                                  =============
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value) .........       3,762,174
                                                                  =============
Net asset value and redemption price per share ................   $       16.53
                                                                  =============
Maximum offering price per share ..............................   $       17.54
                                                                  ==============
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares .....................   $   1,002,580
                                                                  =============
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value) .........          60,765
                                                                  =============
Net asset value, offering price and redemption price per share*   $       16.50
                                                                  =============
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares .....................   $   2,464,504
                                                                  =============
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value) .........         149,360
                                                                  =============
Net asset value, offering price and redemption price per share*   $       16.50
                                                                  =============


* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2003(A)
================================================================================
INVESTMENT INCOME
   Interest .....................................................   $     2,566
   Dividends ....................................................       123,589
   Income from securities loaned ................................           799
                                                                    -----------
TOTAL INVESTMENT INCOME .........................................       126,954
                                                                    -----------

EXPENSES
Investment advisory fees ........................................       220,563
Distribution expenses, Class A ..................................        70,325
Distribution expenses, Class B ..................................         1,873
Distribution expenses, Class C ..................................         4,177
Transfer agent and custodian fees ...............................        38,242
Transfer agent fees, Class A ....................................        13,433
Transfer agent fees, Class B ....................................         2,950
Transfer agent fees, Class C ....................................         2,938
Administration fees .............................................        39,924
Accounting services fees ........................................        23,724
Reports to shareholders .........................................        10,497
Registration fees ...............................................         4,464
Registration fees, Class A ......................................         1,991
Registration fees, Class B ......................................         1,705
Registration fees, Class C ......................................         1,551
Professional fees ...............................................        20,878
Trustees' fees and expenses .....................................         5,476
Postage and supplies ............................................        10,706
Insurance expense ...............................................         1,015
Other expenses ..................................................         2,487
                                                                    -----------
TOTAL EXPENSES ..................................................       478,919
Fees waived and/or expenses reimbursed by the Adviser ...........       (86,843)
                                                                    -----------
NET EXPENSES ....................................................       392,076
                                                                    -----------
NET INVESTMENT LOSS .............................................      (265,122)
                                                                    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments ..............................      (389,478)
Net change in unrealized appreciation/depreciation on investments     8,932,307
                                                                    -----------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ................     8,542,829
                                                                    -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $ 8,277,707
                                                                    ===========

(A) Except for Class B and Class C shares which represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                        FOR THE YEARS ENDED
                                                             DECEMBER 31,
                                                     -----------------------------
                                                        2003(A)           2002
----------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss ..............................   $   (265,122)   $   (132,446)
Net realized losses from security transactions ...       (389,478)     (2,363,379)
Net change in unrealized appreciation/depreciation
   on investments ................................      8,932,307      (2,449,986)
                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS .......................................      8,277,707      (4,945,811)
                                                     ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold ........................     13,006,843       6,490,743
Proceeds from shares issued in connection with
acquisitions (Note 7) ............................     39,611,752              --
Payments for shares redeemed .....................    (12,362,321)     (8,548,293)
                                                     ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM CLASS A
   SHARE TRANSACTIONS ............................     40,256,274      (2,057,550)
                                                     ------------    ------------
CLASS B
Proceeds from shares sold ........................        568,455              --
Proceeds from shares issued in connection with
   acquisitions (Note 7) .........................        515,786              --
Payments for shares redeemed .....................       (134,248)             --
                                                     ------------    ------------
NET INCREASE IN NET ASSETS FROM CLASS B
   SHARE TRANSACTIONS ............................        949,993              --
                                                     ------------    ------------
CLASS C
Proceeds from shares sold ........................      1,243,707              --
Proceeds from shares issued in connection with
   acquisitions (Note 7) .........................      1,189,982              --
Payments for shares redeemed .....................        (95,523)             --
                                                     ------------    ------------
NET INCREASE IN NET ASSETS FROM CLASS C
   SHARE TRANSACTIONS ............................      2,338,166              --
                                                     ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ..........     51,822,140      (7,003,361)

NET ASSETS
Beginning of year ................................     13,831,464      20,834,825
                                                     ------------    ------------
End of year ......................................   $ 65,653,604    $ 13,831,464
                                                     ============    ============



(A) Except for Class B and Class C shares which represents the period from commencement of operations (October 4, 2003) through December 31, 2003.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND--CLASS A
FINANCIAL HIGHLIGHTS
================================================================================

                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
                                                               ------------------------------------------------------------------
                                                                                   YEARS ENDED DECEMBER 31,
                                                               ------------------------------------------------------------------
                                                                  2003          2002          2001          2000          1999
                                                               ------------------------------------------------------------------
Net asset value at beginning of year ........................  $    12.19    $    16.63    $    21.73    $    23.59    $    14.47
                                                               ------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment loss ....................................       (0.07)        (0.12)        (0.13)        (0.20)        (0.12)
     Net realized and unrealized gains (losses)on investments        4.41         (4.32)        (4.97)        (1.61)
                                                               ------------------------------------------------------------------
Total from investment operations ............................        4.34         (4.44)        (5.10)        (1.81)
                                                               ------------------------------------------------------------------
Distributions from net realized gains .......................          --            --            --         (0.05)           --

Net asset value at end of year ..............................  $    16.53    $    12.19    $    16.63    $    21.73    $    23.59
                                                               ==================================================================
Total return(A) .............................................       35.60%       (26.70%)      (23.47%)       (7.66%)       63.03%
                                                               ==================================================================
Net assets at end of year (000's) ...........................  $   62,187    $   13,831    $   20,835    $   44,068    $   12,667
                                                               ==================================================================
Ratio of net expenses to average net assets .................        1.39%         1.49%         1.49%         1.48%         1.49%

Ratio of net investment loss to average net assets ..........       (0.93%)       (0.82%)       (0.62%)       (1.14%)       (0.99%)

Portfolio turnover rate .....................................         182%          115%          124%           54%           75%


(A) Total  returns  shown  exclude the effect of  applicable  sales  loads.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND--CLASS B
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------
                                                         PERIOD
                                                         ENDED
                                                      DECEMBER 31,
                                                        2003(A)
-----------------------------------------------------------------
Net asset value at beginning of period .............   $   15.45
                                                       ---------
Income (loss) from investment operations:
    Net investment loss ............................       (0.06)
    Net realized and unrealized gains on investments        1.11
                                                       ---------
Total from investment operations ...................        1.05
                                                       ---------

Net asset value at end of period ...................   $   16.50
                                                       =========

Total return(B) ....................................        6.80%(C)
                                                       =========

Net assets at end of period (000's) ................   $   1,003
                                                       =========

Ratio of net expenses to average net assets ........        2.22%(D)

Ratio of net investment loss to average net assets .       (1.80%)(D)

Portfolio turnover rate ............................         182%


(A)   Class B shares commenced operations on October 4, 2003.

(B)   Total return excludes the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

LARGE CAP GROWTH FUND--CLASS C
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                         PERIOD
                                                         ENDED
                                                      DECEMBER 31,
                                                        2003(A)
-----------------------------------------------------------------
Net asset value at beginning of period .............   $   15.45
                                                       ----------
Income (loss) from investment operations:
    Net investment loss ............................       (0.05)
    Net realized and unrealized gains on investments        1.10
                                                        ---------
Total from investment operations ...................        1.05
                                                        ---------
Net asset value at end of period ...................   $   16.50
                                                       ==========
Total return(B) ....................................        6.80%(C)
                                                       ===========
Net assets at end of period (000's) ................   $   2,465
                                                       ============
Ratio of net expenses to average net assets ........        2.21%(D)

Ratio of net investment loss to average net assets .       (1.78%)(D)

Portfolio turnover rate ............................         182%


(A)   Class C shares commenced operations on October 4, 2003.

(B)   Total return excludes the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003
================================================================================

1. ORGANIZATION

The Large Cap Growth Fund (the Fund) is a series of Touchstone Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the Act), as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of the Fund. Effective October 6, 2003, Class B and Class C shares commenced operations.

Prior to October 6, 2003, the Large Cap Growth Fund was part of the Navellier Performance Funds. Effective October 6, 2003, the Navellier Performance Fund Large Cap Growth Fund and the Navellier Millennium Large Cap Growth Fund were merged into Touchstone Large Cap Growth Fund, a series of the Trust. The accounting and performance history of the Navellier Performance Large Cap Growth Fund was carried forward. The Touchstone Large Cap Growth Fund remained the legal and tax survivor. See Note 7.

The Large Cap Growth  Fund  seeks  long-term  growth of  capital.  Under  normal
circumstances,   the  Fund  will  invest  at  least  80%  of  its  assets  in  a non-diversified  portfolio  of common  stocks of large cap  companies.

The Fund offers three classes of shares: Class A shares (currently sold subject to a maximum front-end sales load of 5.75% and a distribution fee of up to 0.25% of average daily net assets), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period that is reduced incrementally over time and a distribution fee of up to 1.00% of average daily net assets) and Class C shares (sold subject to a 1.00% contingent deferred sales load for a one-year period and a distribution fee of up to 1.00% of average daily net assets). Each Class A, Class B and Class C share of the Fund represents identical interests in the investment portfolio of the Fund and has the same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which is expected to cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Security valuation -- Securities for which market quotations are readily available are valued at the last sale price on national securities exchanges, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities not traded on a particular day, or for which a closing price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost which approximates market.

Share valuation -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================
The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class B and Class C shares of the Fund is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B and Class C shares of the Fund are subject to a contingent deferred sales load of 5% and 1%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase. The contingent deferred sales charge for Class B shares will be incrementally reduced over time. After the 6th year, there is no contingent deferred sales charge for Class B shares.

Investment income -- Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid to shareholders quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income regulations.

As discussed in Note 7, as a result of the acquisitions, the accounting survivor differs from the legal/tax survivor for the Fund as of December 31, 2003. Prior to the acquisitions, the accounting survivor had a tax year end of December 31 and the legal/tax survivor had a tax year end of March 31. The accounting survivor fund ("Fund") will file a tax return as of the date of the acquisitions for its pre-acquisition results and will then change its tax year end to March 31. As December 31, 2003 is not the tax year end for the Fund, the tax character of accumulated deficit and distributions as of December 31, 2003 cannot be determined.

Allocations -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust daily in relation to net assets of each Fund or another reasonable measure.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Estimates  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The Fund made no distributions during the years ended December 31, 2003 or 2002.

As of December 31, 2003, the aggregate cost of securities for financial reporting purposes is shown on the Fund's Portfolio of Investments and differs from market value by unrealized appreciation of securities as follows:

--------------------------------------------------------------------------------
Unrealized appreciation ................................            $ 9,830,172
Unrealized depreciation ................................               (473,261)
                                                                    -----------
Net unrealized appreciation ............................            $ 9,356,911
--------------------------------------------------------------------------------

The aggregate cost of securities for federal income tax purposes is determined at the Fund's tax year end (see Distributions to Shareholders Note).

As of December 31, 2003, the Fund had accumulated net realized losses on investments for financial reporting purposes of $56,994,394.

Realized capital loss carryovers which are available to offset future capital gains are determined at the Fund's tax year end (see Distributions to Shareholders Note). As a result of the Fund acquisitions, discussed in Note 7, utilization of capital loss carryovers, if any, may be limited based on certain provisions of the Internal Revenue Code.

3. INVESTMENT TRANSACTIONS

For the year ended December 31, 2003, the Fund's purchases and sales (including maturities) of securities (excluding short-term securities) were $49,245,284 and $48,068,868, respectively.

4. TRANSACTIONS WITH AFFILIATES

The  President  and certain  other  officers  of the Trust are also  officers of
Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, or Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, the Underwriter and Integrated are each wholly-owned, indirect subsidiaries of The Western and Southern Life Insurance Company.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

MANAGEMENT AGREEMENT
Through October 5, 2003, Navellier Management, Inc. (Navellier) served as the investment adviser to the Fund. For such services, Navellier earned a fee, computed and accrued daily and paid monthly, at an annual rate of 0.84%. Effective October 6, 2003 (the merger date, see Note 7), Touchstone Advisers, Inc. became the adviser to the Fund. The Adviser provides general investment supervisory services for the Fund, under the terms of a Management Agreement. Under the Management Agreement, the Large Cap Growth Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% on the first $200 million of average daily net assets; 0.70% of the next $300 million of average daily net assets; and 0.50% of such assets in excess of $500 million.

Effective October 6, 2003, Navellier has been retained by the Adviser to manage the investments of the Fund. The Adviser (not the Fund) pays Navellier a fee for these services.

The Adviser has entered into an agreement to contractually limit operating expenses of the Fund. The maximum operating expense limit in any year with respect to the Fund is based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive advisory fees and reimburse expenses in order to maintain expense limitations for the Large Cap Growth Fund as follows: 1.30% for Class A shares, 2.25% for Class B shares, and 2.25% for Class C shares. These expense limitations remain in effect until October 6, 2005. Prior to October 6, 2003, Navellier contractually agreed to limit operating expenses of the Fund to 1.49%.

ADMINISTRATION  AGREEMENT
Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from the Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer Agency Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from the Fund, subject to a minimum monthly fee for each class of shares of the Fund, as applicable. In addition, the Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the  terms of the  Accounting  Services  Agreement  between  the Trust and
Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Integrated receives a monthly fee, based on current net asset levels from the Fund. In addition, the Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of the Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Underwriter is the Fund's principal underwriter and, as such, acts as the exclusive agent for distribution of the Fund's shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned $12,877 from underwriting and broker commissions on the sale of shares of the Fund during the period October 6, 2003 through December 31, 2003. In addition, the Underwriter collected $2,396, of contingent deferred sales loads on the redemption of Class B and Class C shares of the Fund. Prior to October 6, Navellier Securities Corp. was the Fund's Distributor.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of the Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class B and Class C Plan) under which Class B and Class C shares of the Fund may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class B and Class C Plan is 1.00% of average daily net assets attributable to Class B and Class C shares.

PORTFOLIO SECURITIES LOANED
As of December 31, 2003, the Fund loaned common stocks having a fair value of approximately $1,933,736 and received cash collateral of $1,987,160 for the loan. All collateral received as cash and securities is received, held and administered by the Fund's custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral. The Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral.

The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

5. CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

--------------------------------------------------------------------------------
                                                       Large Cap Growth Fund
--------------------------------------------------------------------------------
                                                     Year Ended     Year Ended
                                                     December 31,   December 31,
                                                         2003          2002
--------------------------------------------------------------------------------
CLASS A
Shares sold ......................................       916,519        469,930
Shares issued in connection with acquisitions ....     2,561,534             --
Shares redeemed ..................................      (850,347)      (588,022)
                                                      ----------     ----------
Net increase (decrease) in shares outstanding ....     2,627,706       (118,092)
Shares outstanding, beginning of year ............     1,134,468      1,252,560
                                                      ----------     ----------
Shares outstanding, end of year ..................     3,762,174      1,134,468
                                                      ----------     ----------
CLASS B
Shares sold ......................................        35,834             --
Shares issued in connection with acquisitions ....        33,380             --
Shares redeemed ..................................        (8,449)            --
                                                      ----------     ----------
Net increase in shares outstanding ...............        60,765             --
Shares outstanding, beginning of period ..........            --             --
                                                      ----------     ----------
Shares outstanding, end of period ................        60,765             --
                                                      ----------     ----------
Class C
Shares sold ......................................        78,268             --
Shares issued in connection with acquisitions ....        77,097             --
Shares redeemed ..................................        (6,005)            --
                                                      ----------     ----------
Net increase in shares outstanding ...............       149,360             --
Shares outstanding, beginning of period ..........            --             --
                                                      ----------     ----------
Shares outstanding, end of period ................       149,360             --
                                                      ----------     ----------
--------------------------------------------------------------------------------
6. PRIOR SERVICE AGREEMENTS

Prior to September 8, 2003, the date when Integrated began servicing the Fund, FBR National Bank and Trust Company (FBR) provided transfer agency, dividend disbursing and other shareholder services to the Fund. Fees paid to FBR for these services are presented on the Statement of Operations as "Transfer agent and custodian fees". Transfer agent fees listed by class on the Statement of Operations represent fees paid to Integrated after September 8, 2003.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

7. ACQUISITIONS

On October 3, 2003, a Special Meeting of Shareholders of the Navellier Performance Large Cap Growth Fund, a series of the Navellier Performance Trust, was held to approve or disapprove an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of Navellier Performance Large Cap Growth Fund and Navellier Millennium Large Cap Growth Fund by Touchstone Large Cap Growth Fund, a series of the Trust, in exchange for shares of the Touchstone Large Cap Growth Fund Class A, Class B and Class C shares.

The merger was completed on October 6, 2003. Upon completion of the merger, Navellier Performance Large Cap Growth Fund became the accounting and performance survivor, while the Touchstone Large Cap Growth Fund remained as the legal and tax survivor.

The following is a summary of shares  outstanding,  net assets,  net asset value
per  share,   unrealized   appreciation  and  accumulated  net  realized  losses
immediately before and after the reorganization:

                                                  BEFORE                          AFTER
                                              REORGANIZATION                  REORGANIZATION
                                  -----------------------------------------------------------
                                   NAVELLIER     NAVELLIER
                                  PERFORMANCE     MILLENNIUM       TOUCHSTONE     TOUCHSTONE
                                    LARGE CAP      LARGE CAP        LARGE CAP      LARGE CAP
                                   GROWTH FUND    GROWTH FUND      GROWTH FUND    GROWTH FUND
---------------------------------------------------------------------------------------------
SHARES:
   Class A ....................      1,289,869          74,609       4,159,880      3,851,403
   Class B ....................             --          60,117          19,779         33,380
   Class C ....................             --          49,371         103,777         77,097

NET ASSETS:
   Class A ....................   $ 19,929,229    $    431,538    $ 39,180,214   $ 59,540,981
   Class B ....................   $         --    $    341,599    $    174,187   $    515,786
   Class C ....................   $         --    $    279,161    $    910,821   $  1,189,982

NET ASSET VALUE:
   Class A ....................   $      15.45    $       5.78    $       9.42   $      15.46
   Class B ....................   $         --    $       5.68    $       8.81   $      15.45
   Class C ....................   $         --    $       5.65    $       8.78   $      15.45
UNREALIZED APPRECIATION .......   $  3,625,953    $    206,378    $  1,099,700   $  4,932,031

ACCUMULATED NET REALIZED LOSSES   $(21,253,352)   $   (428,229)     35,298,142   $(56,979,723)
---------------------------------------------------------------------------------------------
The merger discussed above qualified as a tax-free exchange for Federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

8. SPECIAL MEETING OF SHAREHOLDERS

A Special Meeting of Shareholders of the Trust was held August 22, 2003 to approve or disapprove a proposal to change the investment restriction of the Fund to allow the Fund to change from a diversified to a non-diversified Fund. The proposal was approved as follow:

                                     Number of Shares
                        -----------------------------------------
                          For             Against         Abstain
                        -----------------------------------------
                        3,675,547          22,094          16,496


9. CHANGE IN DISTRIBUTION POLICY

Effective January 1, 2004, the Fund will distribute dividends arising from net investment income annually.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

10. MANAGEMENT OF THE TRUST (UNAUDITED)

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust's Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES1:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                         FUNDS
                                                                                                         OVERSEEN
NAME                            POSITION(S)    TERM OF OFFICE2                                           IN THE       OTHER
ADDRESS                         HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION(S)              TOUCHSTONE   DIRECTORSHIPS
AGE                             TRUST          TIME SERVED          DURING PAST 5 YEARS                  FAMILY3      HELD4
------------------------------------------------------------------------------------------------------------------------------------
Jill T. McGruder                Trustee        Until retirement     President and a director of IFS         29        Director of
Touchstone Advisors, Inc.                      at age 75 or         Financial Services, Inc. (a holding               LaRosa's (a
221 East Fourth Street                         until she resigns    company), Touchstone Advisors, Inc.               restaurant
Cincinnati, OH                                 or is removed.       (the Trust's investment advisor)                  chain).
Age: 47                                        Trustee since        and Touchstone Securities, Inc.
                                               1999.                (the Trust's principal
                                                                    underwriter). She is Senior Vice
                                                                    President of The Western and
                                                                    Southern Life Insurance Company and
                                                                    a director of Capital Analysts
                                                                    Incorporated (a registered
                                                                    investment advisor and
                                                                    broker-dealer), Integrated Fund
                                                                    Services, Inc. (the Trust's
                                                                    administrator and transfer agent)
                                                                    and IFS Fund Distributors, Inc. (a
                                                                    registered broker-dealer). She is
                                                                    also President and a director of
                                                                    IFS Agency Services, Inc. (an
                                                                    insurance agency), IFS Insurance
                                                                    Agency, Inc. and Fort Washington
                                                                    Brokerage Services, Inc. (a
                                                                    registered broker-dealer).

------------------------------------------------------------------------------------------------------------------------------------
John F. Barrett                 Trustee        Until retirement     Chairman of the Board, President        29      Director of
The Western and Southern                       at age 75 or         and Chief 29 Executive Officer of               The Andersons
Life Insurance Company                         until he resigns     The Western and Southern Life                   (an
400 Broadway                                   or is removed.       Insurance Company and Western-                  agribusiness
Cincinnati, OH                                 Trustee since        Southern Life Assurance Company;                and retailing
Age: 54                                        2002.                Director and Vice Chairman of                   company);
                                                                    Columbus Life Insurance Company;                Convergys
                                                                    Director of Eagle Realty Group,                 Corporation
                                                                    Inc., and Chairman of Fort                      (a provider
                                                                    Washington Investment Advisors,                 of integrated
                                                                    Inc.                                            billing
                                                                                                                    solutions,
                                                                                                                    customer care
                                                                                                                    services
                                                                                                                    and employee
                                                                                                                    care services
                                                                                                                    and Fifth
                                                                                                                    Third Bancorp.
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
J. Leland Brewster II           Trustee        Until retirement     Retired Senior Partner of Frost         29        Director of
5155 Ivyfarm Road                              in 2005 or until     Brown Todd LLC (a law firm).                      Consolidated
Cincinnati, OH                                 he resigns or is                                                       Health
Age: 75                                        removed.                                                               Services, Inc.
                                               Trustee since
                                               2000.
------------------------------------------------------------------------------------------------------------------------------------
William O. Coleman              Trustee        Until retirement     Retired Vice President of The           29        Director of
c/o Touchstone Advisors, Inc.                  at age 75 or         Procter & Gamble Company. A Trustee               LCA-Vision (a
221 East Fourth Street                         until he resigns     of The Procter & Gamble Profit                    laser vision
Cincinnati, OH                                 or is removed.       Sharing Plan and the Procter &                    correction
Age: 73                                        Trustee since        Gamble Employee Stock Ownership                   company) and
                                               1999.                Plan.                                             Millenium
                                                                                                                      Bancorp.
------------------------------------------------------------------------------------------------------------------------------------
Phillip R. Cox                  Trustee        Until retirement     President and Chief Executive           29        Director of
105 East Fourth Street                         at age 75 or         Officer of Cox Financial Corp. (a                 the Federal
Cincinnati, OH                                 until he resigns     financial services company).                      Reserve Bank
Age: 56                                        or is removed.                                                         of Cleveland;
                                               Trustee since                                                          Broadwing,
                                               1999.                                                                  Inc. (a
                                                                                                                      communication
                                                                                                                      company); and
                                                                                                                      Cinergy
                                                                                                                      Corporation
                                                                                                                      (a utility
                                                                                                                      company).
------------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================
Independent Trustees (Continued):
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         NUMBER OF
                                                                                                         FUNDS
                                                                                                         OVERSEEN
NAME                            POSITION       TERM OF OFFICE                                            IN THE       OTHER
ADDRESS                         HELD WITH      AND LENGTH OF        PRINCIPAL OCCUPATION(S)              TOUCHSTONE   DIRECTORSHIPS
AGE                             TRUST1         TIME SERVED          DURING PAST FIVE YEARS               FAMILY2      HELD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
H. Jerome Lerner                Trustee        Until retirement     Principal of HJL Enterprises (a         29        None
4700 Smith Road                                at age 75 or         privately held investment company);
Cincinnati, OH                                 until he resigns     Chairman of Crane Electronics, Inc.
Age: 65                                        or is removed.       (a manufacturer of electronic
                                               Trustee since        connectors).
                                               1989.
------------------------------------------------------------------------------------------------------------------------------------
Oscar P. Robertson              Trustee        Until retirement     President of Orchem, Inc. (a            29        Director of
621 Tusculum Avenue                            at age 75 or         chemical specialties distributor),                Countrywide
Cincinnati, OH                                 until he resigns     Orpack Stone Corporation (a                       Credit
Age: 65                                        or is removed.       corrugated box manufacturer) and                  Industries,
                                               Trustee since        ORDMS (a solution planning firm).                 Inc.
                                               1995.
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Stautberg             Trustee        Until retirement     Retired Partner and Director of         29        Trustee of
4815 Drake Road                                at age 75 or         KPMG LLP (a certified public                      Tri-Health,
Cincinnati, OH                                 until he resigns     accounting firm). He is a Vice                    Inc., Good
Age: 69                                        or is removed.       President of St. Xavier High                      Samaritan
                                               Trustee since        School.                                           Hospital and
                                               1999.                                                                  Bethesda
                                                                                                                      Hospital.
------------------------------------------------------------------------------------------------------------------------------------
John P. Zanotti                 Trustee        Until                CEO and Chairman of Avaton, Inc. (a     29        Director of
5400 Waring Drive                              retirement           wireless entertainment company).                  Avaton, Inc.
Cincinnati, OH                                 at age 75 or         President of Cincinnati Biomedical.
Age: 55                                        until he             CEO and Chairman of Astrum Digital
                                               resigns or           Information (an information
                                               is removed.          monitoring company) from 2000 until
                                               Trustee              2001; President of Great American
                                               since 2002           Life Insurance Company from 1999
                                                                    until 2000; A Director of Chiquita
                                                                    Brands International, Inc. until
                                                                    2000; Senior Executive of American
                                                                    Financial Group, Inc. (a financial
                                                                    services company) from 1996 until
                                                                    1999.
------------------------------------------------------------------------------------------------------------------------------------


1    Ms.  McGruder,  as  President  and  a  director  of  the  Adviser  and  the Underwriter,  is an "interested person" of the Trust within the meaning of Section  2(a)(19) of the Investment  Company Act of 1940. Mr.
     Barrett,  as President and Chairman of The Western and Southern Life  Insurance  Company and  Western-Southern
     Life  Assurance  Company,  parent  companies  of the Adviser  and the  Underwriter,  and  Chairman of Fort
     Washington,  a Trust sub-advisor,  is an "interested  person" of the Trust within the meaning of Section 2(a)(19)
     of the Investment Company Act of 1940.

2    Each Trustee is elected to serve until the age of 75 or after five years of service, whichever is greater, or until he or she resigns or is removed.

3    The  Touchstone  Family of Funds  consists of six series of the Trust, six series of Touchstone Tax-Free Trust, six series of Touchstone  Investment Trust and eleven  variable  annuity  series of Touchstone  Variable  Series
     Trust.

4    Each Trustee is also a Trustee of  Touchstone  Tax-Free  Trust,  Touchstone Investment Trust and Touchstone
     Variable Series Trust.

20

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                                                                               FUNDS
                                                                                               OVERSEEN
NAME                         POSITION    TERM OF OFFICE                                        IN THE           OTHER
ADDRESS                      HELD WITH   AND LENGTH OF     PRINCIPAL OCCUPATION(S)             TOUCHSTONE       DIRECTORSHIPS
AGE                          TRUST1      TIME SERVED       DURING PAST FIVE YEARS              FAMILY2          HELD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Patrick T. Bannigan          President   Until he sooner   Senior Vice President of             29              None
Touchstone Advisor, Inc.                 dies, resigns,    Touchstone Advisors, Inc. and
221 East Fourth Street                   is removed or     Touchstone Securities, Inc.;
Cincinnati, OH                           becomes           Senior Vice President of Evergreen
Age: 37                                  disqualified.     Investment Services until March
                                         President since   2002.
                                         2002.
------------------------------------------------------------------------------------------------------------------------------------
Brian E Hirsch               Vice        Until             Director of Compliance of Fort       29              None
Touchstone Advisors, Inc.    President   retirement at     Washington Brokerage Services,
221 East Fourth Street                   age 75 or until   Inc.; Chief Compliance Officer of
Cincinnati, OH                           he resigns or     Puglisi & Co., from May 2001 until
Age: 46                                  is removed.       August 2002; Vice President-
                                         Vice President    Compliance of Palisade Capital
                                         since 2003.       Management from June 1997 until
                                                           January 2000.
------------------------------------------------------------------------------------------------------------------------------------
Michael S. Spangler          Vice        Until he sooner   Vice President of Touchstone         29              None
Touchstone Advisors, Inc.    President   dies, resigns,    Advisors, Inc. and Touchstone
221 East Fourth Street                   is removed or     Securities, Inc.; Vice President
Cincinnati, OH                           becomes           of Evergreen Investment Services
Age: 36                                  disqualified.     until July 2002.
                                         Vice President
                                         since 2002.
------------------------------------------------------------------------------------------------------------------------------------
Terrie A. Wiedenheft         Controller  Until she         Senior Vice President, Chief         29              None
Touchstone Advisors, Inc.    and         sooner dies,      Financial Officer and Treasurer of
221 East Fourth Street       Treasurer   resigns, is       Integrated Fund Services, Inc.,
Cincinnati, OH                           removed or        IFS Fund Distributors, Inc. and
Age: 40                                  becomes           Fort Washington Brokerage
                                         disqualified.     Services, Inc. She is Chief
                                         Controller        Financial Officer of IFS Financial
                                         since 2000.       Services, Inc., Touchstone
                                         Treasurer since   Advisors, Inc. and Touchstone
                                         2003.             Securities, Inc. and Assistant
                                                           Treasurer of Fort Washington
                                                           Investment Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Tina Hosking Bloom           Secretary   Until she sooner  Vice President - Managing Attorney   29              None
Integrated Fund Services, Inc.           dies, resigns,    of Integrated Fund Services, Inc.
221 East Fourth Street                   is removed or     and IFS Fund Distributors, Inc.
Cincinnati, OH                           becomes
Age: 35                                  disqualified.
                                         Secretary
                                         since 1999.
------------------------------------------------------------------------------------------------------------------------------------
1    Each officer also holds the same office with Touchstone  Investment  Trust, Touchstone Tax-Free Trust and
     Touchstone Variable Series Trust.

2    The  Touchstone  Family of Funds  consists of six series of the Trust,  six series of Touchstone
     Tax-Free Trust,  six series of Touchstone  Investment Trust and eleven  variable  annuity  series of Touchstone  Variable  Series Trust.

LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003
================================================================================
                                                                          MARKET
COMMON STOCKS -- 95.7% .........................          SHARES           VALUE
--------------------------------------------------------------------------------
HEALTH -- 19.5%
Alcon, Inc. ....................................          26,550     $ 1,607,337
Boston Scientific Corp.* .......................          67,630       2,486,078
Gilead Sciences, Inc.* .........................          17,890       1,040,125
Guidant Corp. ..................................          37,035       2,229,507
Stryker Corp. ..................................          15,450       1,313,405
Teva Pharmaceutical Industries Ltd. - ADR ......          31,795       1,803,094
Zimmer Holdings, Inc.* .........................          34,110       2,401,343
                                                                      ----------
                                                                      12,880,889
                                                                      ----------
INTERNET -- 16.3%
Amazon.com, Inc.* ..............................          34,955       1,840,031
Cisco Systems, Inc.* ...........................         117,750       2,860,148
eBay, Inc.* ....................................          44,430       2,869,734
Yahoo!, Inc.* ..................................          69,525       3,140,443
                                                                      ----------
                                                                      10,710,356
                                                                      ----------
TELECOMMUNICATIONS -- 12.1%
America Movil S.A. - ADR .......................          46,925       1,282,930
Corning, Inc.* .................................         127,900       1,333,997
Nextel Communications - Class A* ...............          77,660       2,179,140
QUALCOMM, Inc. .................................          57,880       3,121,467
                                                                      ----------
                                                                       7,917,534
                                                                      ----------
CONSUMER, CYCLICAL -- 12.1%
Avon Products, Inc. ............................          22,205       1,498,615
Bed Bath & Beyond, Inc.* .......................          29,695       1,287,278
Lowe's Companies, Inc. .........................          24,150       1,337,669
NIKE, Inc. - Class B* ..........................          12,070         826,312
Nissan Motor Co., Ltd. - ADR ...................          61,245       1,375,563
The Gap, Inc. ..................................          68,555       1,591,162
                                                                      ----------
                                                                       7,916,599
                                                                      ----------
COMPUTERS & Information -- 8.2%
Dell, Inc.* ....................................          61,780       2,098,048
Hewlett-Packard ................................          66,110       1,518,547
International Business Machines ................          19,270       1,785,944
                                                                      ----------
                                                                       5,402,539
                                                                      ----------

OIL & GAS -- 6.2%
Apache .........................................          15,800       1,281,380
Imperial Oil Ltd. ..............................          33,300       1,479,186
Occidental Petroleum Corp. .....................          31,600       1,334,784
                                                                      ----------
                                                                       4,095,350
                                                                      ----------
TECHNOLOGY -- 5.6%
Computer Associates International, Inc. ........          57,915       1,583,396
Emulex Corp.* ..................................          16,000         426,880
Microsoft Corp. ................................          60,835       1,675,396
                                                                      ----------
                                                                       3,685,672
                                                                      ----------
FINANCIAL -- 4.1%
Progressive Corp.* .............................          31,825       2,660,252
                                                                      ----------

LARGE CAP GROWTH FUND
(CONTINUED)
================================================================================
COMMON STOCKS-- 95.7%                                   Shares    Market Value
------------------------------------------------------------------------------
ENTERTAINMENT-- 3.0%
Fox Entertainment Group - Class A* .................     66,545   $ 1,939,787
                                                                  -----------
INDUSTRIAL -- 2.6%
Applied Materials* .................................     77,110     1,731,120
                                                                  -----------
UTILITY-- 2.1%
Entergy Corp. ......................................     24,170     1,380,832
                                                                  -----------
RECREATIONAL PRODUCTS -- 2.0%
International Game Technology ......................     35,925     1,282,523
                                                                  -----------
BASIC MATERIALS-- 1.9%
Newmont Mining Corp.* ..............................     25,375     1,233,479
                                                                  -----------
TOTAL COMMON STOCKS -- 95.7%
(Cost $53,480,021) .................................               62,836,932

OTHER ASSETS IN EXCESS OF LIABILITIES-- 4.3% .......                2,816,672
                                                                  -----------
NET ASSETS-- 100.0% ................................              $65,653,604
                                                                  ===========



* Non-income producing security
ADR - American Depository Receipt

See accompanying notes to financial statements
                                                                              23

REPORT OF INDEPENDENT AUDITORS
================================================================================

To the Board of Trustees and Shareholders of Touchstone Strategic Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Large Cap Growth Fund (the "Fund"), a series of the Touchstone Strategic Trust, as of December 31, 2003, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2002 and the financial highlights for each of the four years in the period ended December 31, 2002 were audited by other auditors whose report dated February 12, 2003 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Large Cap Growth Fund of the Touchstone Strategic Trust as of December 31, 2003, and the results of its operations, the changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

                                         /s/ Ernst & Young LLP


Cincinnati, Ohio
February 18, 2004

ITEM 2.  CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Robert Stautberg is the registrant's audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act").

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                                 3-31-2003         3-31-2002

Audit Fees                       $ 35,500          $  34,500
Audit-Related Fees                      0                  0
Tax Fees                           24,900             35,500
All Other Fees                          0                  0

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

Item 6.  RESERVED

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosures and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)     Code of Ethics for Senior Financial Officers is filed herewith.
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)        Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Touchstone Strategic Trust
            -------------------------------------------------------------------

By (Signature and Title)

/s/ Michael S. Spangler
-------------------------------------------------------------------------------
Michael S. Spangler
President

Date:  March 8, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Michael S. Spangler
-------------------------------------------------------------------------------
Michael S. Spangler
President

Date:  March 8, 2004

/s/ Terrie A. Wiedenheft
------------------------------------------------------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  March 8, 2004